Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Table]
Net profit / (loss)	$ 7,486	$ 6,572	$ 4,310
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	2	(327)
Total comprehensive income
Total other comprehensive income	(2,367)	1,740	781
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,393)	2,230	1,363
Total other comprehensive income that will not be reclassified to the income statement, net of tax	26	(490)	(582)
Total comprehensive income	5,119	8,312	5,091
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,457	6,557	4,304
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(1,076)	2,103	200
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	498	(936)	(134)
Foreign currency translation differences on foreign operations reclassified to the income statement	(2)	(7)	52
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement	10	2	(14)
Income tax relating to foreign currency translations, including the effect of net investment hedges	35	(67)	0
Subtotal foreign currency translation, net of tax	(535)	1,095	104
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(203)	223	189
Net realized gains / (losses) reclassified to the income statement from equity	(9)	(40)	(31)
Income tax relating to net unrealized gains / (losses)	55	(48)	(41)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	(157)	136	117
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of hedging instruments recognized in OCI	(992)	2,012	1,571
Net (gains) / losses reclassified to the income statement from equity	(1,073)	(770)	(175)
Income tax related to cash flow hedges	390	(231)	(253)
Subtotal cash flow hedges, net of tax	(1,675)	1,011	1,143
Cost of hedging
Cost of hedging, before tax	(32)	(13)
Income tax relating to cost of hedging	6	0
Subtotal cost of hedging, net of tax	(26)	(13)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	2	(327)	(146)
Income tax relating to defined benefit plans	(7)	109	(41)
Subtotal defined benefit plans, net of tax	(5)	(218)	(186)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	46	(293)	(400)
Income tax relating to own credit on financial liabilities designated at fair value	0	0	8
Subtotal own credit on financial liabilities designated at fair value, net of tax	46	(293)	(392)
Total comprehensive income
Total other comprehensive income	(2,351)	1,719	785
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,393)	2,230	1,363
Total other comprehensive income that will not be reclassified to the income statement, net of tax	42	(511)	(578)
Total comprehensive income	5,106	8,276	5,089
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Table]
Net profit / (loss)	29	15	6
Total comprehensive income
Total other comprehensive income	(16)	21	(4)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(16)	21	(4)
Total comprehensive income	13	36	2
UBS AG
Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,061	6,211	3,971
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	133	(222)
Total comprehensive income
Total other comprehensive income	(2,235)	1,759	785
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,368)	2,165	1,351
Total other comprehensive income that will not be reclassified to the income statement, net of tax	132	(406)	(566)
Total comprehensive income	4,826	7,970	4,756
UBS AG | Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Table]
Net profit / (loss)	7,032	6,196	3,965
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(1,046)	2,040	199
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	492	(938)	(144)
Foreign currency translation differences on foreign operations reclassified to the income statement	(1)	(7)	52
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement	10	2	(14)
Income tax relating to foreign currency translations, including the effect of net investment hedges	35	(67)	(1)
Subtotal foreign currency translation, net of tax	(510)	1,030	92
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	(203)	223	189
Net realized gains / (losses) reclassified to the income statement from equity	(9)	(40)	(31)
Income tax relating to net unrealized gains / (losses)	55	(48)	(41)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	(157)	136	117
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of hedging instruments recognized in OCI	(992)	2,012	1,571
Net (gains) / losses reclassified to the income statement from equity	(1,073)	(770)	(175)
Income tax related to cash flow hedges	390	(231)	(253)
Subtotal cash flow hedges, net of tax	(1,675)	1,011	1,143
Cost of hedging
Cost of hedging, before tax	(32)	(13)
Income tax relating to cost of hedging	6	0
Subtotal cost of hedging, net of tax	(26)	(13)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	133	(222)	(129)
Income tax relating to defined benefit plans	(31)	88	(41)
Subtotal defined benefit plans, net of tax	102	(134)	(170)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	46	(293)	(400)
Income tax relating to own credit on financial liabilities designated at fair value	0	0	8
Subtotal own credit on financial liabilities designated at fair value, net of tax	46	(293)	(392)
Total comprehensive income
Total other comprehensive income	(2,220)	1,738	789
Total other comprehensive income that may be reclassified to the income statement, net of tax	(2,368)	2,165	1,351
Total other comprehensive income that will not be reclassified to the income statement, net of tax	148	(427)	(562)
Total comprehensive income	4,813	7,934	4,754
UBS AG | Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Table]
Net profit / (loss)	29	15	6
Total comprehensive income
Total other comprehensive income	(16)	21	(4)
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(16)	21	(4)
Total comprehensive income	$ 13	$ 36	$ 2